Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current income tax, Foreign	$ 4,406	$ 4,328	$ 7,662	$ 9,257	$ 20,810	$ 9,453
Deferred income Tax, Foreign	(591)	(697)	(204)	(854)	(119)	(915)
Total Provision for Income tax	$ 3,815	$ 3,631	$ 7,458	$ 8,403	$ 20,691	$ 8,538
Effective tax rate	21.00%	(20.90%)	21.00%	(1143.30%)	261.10%	47.30%